Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 22,695,909	$ 692,159	$ 21,356,228	$ 23,517,064
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	18,079,388		17,287,574	18,671,142
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,352,192		1,176,163	1,989,805
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	1,683,358		1,729,908	1,970,943
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	981,329		676,088	390,488
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 599,642		$ 486,495	$ 494,686